Group Cash Flow Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
(Loss)/profit for the year		£ (14,189)	£ 6,846	£ 6,974
Taxation on ordinary activities		(2,872)	2,478	2,189
Share of post-tax results of associates and joint ventures		(585)	(442)	(415)
Net finance costs		1,895	1,641	1,486
Profit/(loss) from operations		(15,751)	10,523	10,234
Adjustments for
– depreciation, amortisation and impairment costs		28,614	1,305	1,076
– decrease/(increase) in inventories		265	(246)	433
– increase in trade and other receivables		(487)	(42)	(393)
– decrease in Master Settlement Agreement payable		(287)	(145)	(36)
– increase in trade and other payables		640	3	183
– decrease in net retirement benefit liabilities		(111)	(110)	(104)
– (decrease)/increase in other provisions for liabilities		(489)	643	(145)
– other non-cash items		436	606	430
Cash generated from operating activities		12,830	12,537	11,678
Dividends received from associates		506	394	353
Tax paid		(2,622)	(2,537)	(2,314)
Net cash generated from operating activities		10,714	10,394	9,717
Cash flows from investing activities
Interest received		145	85	33
Purchases of property, plant and equipment		(460)	(523)	(527)
Proceeds on disposal of property, plant and equipment		54	31	31
Purchases of intangibles		(141)	(133)	(218)
Proceeds on disposals of intangibles		27	3	0
Purchases of investments		(448)	(257)	(369)
Proceeds on disposals of investments		405	128	141
Investment in associates and acquisitions of other subsidiaries net of cash acquired		(37)	(39)	(133)
Disposal of subsidiary, net of cash disposed of		159	0	(98)
Net cash used in investing activities		(296)	(705)	(1,140)
Cash flows from financing activities
Interest paid		(1,682)	(1,578)	(1,479)
Interest element of lease liabilities		(30)	(25)	(23)
Capital element of lease liabilities		(162)	(161)	(154)
Proceeds from increases in and new borrowings		5,134	3,267	978
Reductions in and repayments of borrowings		(6,769)	(3,044)	(4,843)
(Outflows)/inflows relating to derivative financial instruments		(480)	(117)	229
Purchase of own shares		0	(2,012)	0
Purchases of own shares held in employee share ownership trusts		(110)	(80)	(82)
Proceeds from the issue of perpetual hybrid bonds, net of issuance costs		0	0	1,681
Coupon paid on perpetual hybrid bonds		(59)	(60)	(6)
Dividends paid to owners of the parent		(5,055)	(4,915)	(4,904)
Capital injection from and purchases of non-controlling interests		0	(1)	1
Dividends paid to non-controlling interests		(105)	(158)	(150)
Other		4	6	3
Net cash used in financing activities		(9,314)	(8,878)	(8,749)
Net cash flows generated from/(used in) operating, investing and financing activities		1,104	811	(172)
Transferred from/(to) held-for-sale	[1]	368	(368)	0
Differences on exchange		(292)	431	(253)
Increase/(decrease) in net cash and cash equivalents in the year		1,180	874	(425)
Net cash and cash equivalents at 1 January		3,337	2,463	2,888
Net cash and cash equivalents at 31 December		£ 4,517	£ 3,337	£ 2,463

[1]	Included in the transferred from held-for-sale in 2023 is £102 million of foreign exchange loss due to the devaluation of the Russian ruble, as explained in note 27(d)(i).